Application of New and Amended International Financial Reporting Standards	12 Months Ended
Dec. 31, 2019
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Abstract]
Application of New and Amended International Financial Reporting Standards
5.	APPLICATION OF NEW AND AMENDED INTERNATIONAL FINANCIAL REPORTING STANDARDS

Amendments to IFRSs and the New Interpretation That Are Mandatorily Effective for the Current Year

The Company has applied the amendments to IFRSs included in the Annual Improvements to IFRSs 2015-2017 Cycle, Amendments to IFRS 9:  Prepayment Features with Negative Compensation, IFRS 16:  Lease, Amendments to IAS19:  Plan Amendment, Curtailment or Settlement, Amendments to IAS 28:  Long-term Interests in Associates and Joint Ventures, and IFRIC 23:  Uncertainty Over Income Tax Treatments for the first time in 2019.  Except for the following, the application of these new standards and amendments has had no impact on the disclosures or amounts recognized in the Company’s consolidated financial statements.

IFRS 16 “Leases”

IFRS 16 sets out the accounting standards for identifying leases and accounting treatments for lessors and lessees.  It supersedes IAS 17 “Lease”, IFRIC 4 - Determining Whether an Arrangement Contains a Lease and a number of related interpretations.  Refer to Note 3 for information relating to the relevant accounting policies.

The Company reassessed whether a contract is, or contains, a lease in accordance with the definition of a lease under IFRS 16.  Some contracts previously identified as containing a lease under IAS 17 and IFRIC 4 do not meet the definition of a lease under IFRS 16 and are accounted for in accordance with other accounting standards because the Company does not have the right to direct the use of the identified assets.  Contracts that are reassessed as leases or containing a lease are accounted for in accordance with the transitional provisions under IFRS 16.

If the Company is a lessee, it shall recognize right-of-use assets and lease liabilities for all leases on the consolidated balance sheets except for those whose payments for low-value assets are recognized as expenses on a straight-line basis.  On the consolidated statements of comprehensive income, the Company presents the depreciation expense charged on the right-of-use asset separately from the interest expense accrued on lease liability using the effective interest method.  On the consolidated statements of cash flows, cash payments for the principal portion of lease liability are classified within financing activities; cash payments for interest portion are classified within operating activities.  Before the application of IFRS 16, payments under operating lease contracts were recognized as expenses on a straight-line basis.  Prepaid lease payments for use rights of leased assets were recognized as prepaid rents.  Cash flows for operating leases were classified within operating activities on the statements of cash flows.

The Company did not make any adjustments for leases in which the Company is a lessor and accounted for those leases with the application of IFRS 16 starting from January 1, 2019.

The Company applied IFRS 16 retrospectively with the cumulative effect of the initial application of IFRS 16 recognized in retained earnings on January 1, 2019.  Comparative financial information is not restated.

Lease liabilities are recognized on January 1, 2019 for leases previously classified as operating leases under IAS 17 and measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate on January 1, 2019.  Right-of-use assets are measured at the present value discounted using the aforementioned incremental borrowing rate as if IFRS 16 had been applied since the commencement date of leases.  The Company applies IAS 36 for assessing impairment of right-of-use assets.

The Company’s weighted average incremental borrowing rate applied to lease liabilities recognized on January 1, 2019 was 0.85%.  The difference between the (1) lease liabilities recognized on January 1, 2019 and (2) future aggregate minimum lease payments of non-cancellable operating lease under IAS 17 on December 31, 2018 is explained as follows:

NT$
(In Millions)
The future aggregate minimum lease payments of non-cancellable operating lease on December 31, 2018	$10,558
Less: Recognition exemption for leases of low-value assets	(3)

Undiscounted amount on January 1, 2019	$10,555

Discounted lease liabilities using the incremental borrowing rate on January 1, 2019	$10,340
Add: Adjustments as a result of a different treatment of extension options	—

Lease liabilities recognized on January 1, 2019	$10,340

The impact on assets, liabilities and equity as of January 1, 2019 from the initial application of IFRS 16 is set out as follows:

	Carrying Amount as of January 1, 2019	Effect of Retrospective Application of IFRS 16	Adjusted Carrying Amount as of January 1, 2019
	NT$	NT$	NT$
	(In Millions)
Prepayments - current	$1,873	$(245)	$1,628
Property, plant and equipment	$288,914	(1,309)	$287,605
Right-of-use assets	$—	12,163	$12,163
Deferred income tax assets	$3,554	26	$3,580
Prepayments - noncurrent	$3,463	(414)	$3,049
Total effect on assets		$10,221

Contract liabilities - current	$10,688	$214	$10,902
Lease liabilities - current	$—	3,394	$3,394
Other payables	$23,315	(48)	$23,267
Other current liabilities	$1,382	(214)	$1,168
Contract liabilities - noncurrent	$2,595	3,483	$6,078
Deferred income tax liabilities	$1,992	—	$1,992
Lease liabilities - noncurrent	$—	6,946	$6,946
Other noncurrent liabilities	$4,793	(3,483)	$1,310
Total effect on liabilities		$10,292

Unappropriated earnings	$66,626	$(51)	$66,575
Noncontrolling interests	$9,857	$(20)	$9,837
Total effect on equity		$(71)

New and Amended IFRSs in Issue But Not Yet Effective

The Company has not applied the following new and amended IFRSs that have been issued but are not yet effective.

New or Amended Standards and Interpretations		Effective Date Issued by IASB (Note 1)
Amendments to IFRS 3	Definition of a Business	January 1, 2020 (Note 2)
Amendments to IFRS 9, IAS 39 and IFRS 7	Interest Rate Benchmark Reform	January 1, 2020 (Note 3)
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	To be determined by IASB
Amendments to IAS 1 and IAS 8	Definition of Materiality	January 1, 2020 (Note 4)
Amendments to IAS 1	Classification of liabilities as current or noncurrent	January 1, 2022

Note 1:	The aforementioned new or amended standards or interpretations are effective after fiscal year beginning on or after the effective dates, unless specified otherwise.
Note 2:

The Company shall apply these amendments to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2020 and to asset acquisitions that occur on or after the beginning of that period.

Note 3:	The Company shall apply these amendments retrospectively in annual periods beginning on or after January 1, 2020.
Note 4:	The Company shall apply these amendments prospectively in annual periods beginning on or after January 1, 2020.

The application of “Amendments to IFRS 3:  Definition of a Business”, “Amendments to IFRS 9, IAS 39 and IFRS 7:  Interest Rate Benchmark Reform” and “Amendments to IAS 1 and IAS 8:  Definition of Materiality” will not have material impact on the Company’s consolidated financial statements.

As of the date the consolidated financial statements were authorized for issue, the Company is continuously assessing whether the application of “Amendments to IFRS 10 and IAS 28:  Sale or Contribution of Assets between an Investor and its Associate or Joint Venture” and “Amendments to IAS 1:  Classification of liabilities as current or noncurrent” will have the impact on the Company’s financial position and operating result.  The Company will disclose the relevant impact when the assessment is completed.